EXHIBIT 99.2

John Deere Owner Trust 2014-B
Statement to Certificateholders

$317,000,000   Class A-1  0.21000%  Asset Backed Notes due September 24, 2015

$225,000,000   Class A-2A  0.54%  Asset Backed Notes due July 17, 2017

$100,000,000   Class A-2B  Floating Rate Asset Backed Notes due July 17, 2017

$283,000,000   Class A-3  1.07%  Asset Backed Notes due November 15, 2018

$84,915,000   Class A-4  1.50%  Asset Backed Notes due June 15, 2021

$25,896,582  Asset Backed Certificates

One-Month LIBOR as of the LIBOR Determination Date:			0.76833%
Class A-2B interest rate:			0.94833%

Payment Date:			15-Feb-17

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-3 Notes:	$24,395,809.73
		per $1,000 original principal amount:	$86.20

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(g)	Total:	$24,395,809.73

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iv) Class A-3 Notes:	$125,866.14
		per $1,000 original principal amount:	$0.44

		(v) Class A-4 Notes:	$106,143.75
		per $1,000 original principal amount:	$1.25

		(vi) Total:	$232,009.89

3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$228,376,868.59

	(b)	Note Value at end of related Collection Period:		$227,574,064.30

	(c)	Pool Face Amount at the end of related Collection Period:		$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$0.00
		(ii)	A-2A Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$0.00
		(ii)	A-2B Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$116,762,481.81
		(ii)	A-3 Note Pool Factor:	0.4125883

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$84,915,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(f)	(i)	Certificate Balance:	$25,896,582.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$210,517.88
		(i)	per $1,000 original principal amount:	$0.20
	(b)	Amount of Servicing Fee earned:		$210,517.88
	(c)	Amount of Servicing Fee paid:		$210,517.88
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,358,115.82
	(ii)	Specified Reserve Account Balance:		$10,358,115.82

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$4,443,926.63
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.95%

(11)	(i)	Aggregate amount of net losses for the collection period:		$3,506.26
	(ii)	Cumulative amount of net losses:		$1,776,525.80
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.17%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$388,195.59
		(ii)	% of Pool Balance:	0.15%

(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
	(i)	Aggregate Principal Balance of Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(d)	Number of repurchase demands in dispute in the related Collection Period:
	(i)	Aggregate Principal Balance of Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%